5. Derivative liability: Schedule of Derivative Liabilities at Fair Value (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Derivative Liabilities at Fair Value
	December 31, 2018	December 31, 2017	December 31, 2016

Expected volatility	260-288%	89-269%	188-270%
Risk free rate	1.58-1.68%	0.99-1.32%	0.24-1.06%
Expected life (in years)	0.2	0.1-0.8	0.2-2.0